Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,355,231
Proposed Maximum Offering Price per Unit | $ / shares	3.855
Maximum Aggregate Offering Price	$ 43,774,415.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,045.25
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Tilray Brands, Inc. (the “Registrant”) that become issuable under the Tilray, Inc. Amended and Restated 2018 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock.

(2)
Represents 2,970,901 shares of Common Stock automatically added to the shares authorized for issuance under the Plan on January 1, 2024, 3,736,909 shares of Common Stock automatically added on January 1, 2025, and 4,647,421 shares of Common Stock automatically added on January 1, 2026, in each case pursuant to the Plan’s “evergreen” provision. Pursuant to such provision, on January 1 of each year through 2027, the number of shares authorized for issuance under the Plan is automatically increased by a number equal to four percent of the outstanding shares of Common Stock as of the end of the Registrant’s immediately preceding fiscal year, or any lesser number of shares of Common Stock determined by the board of directors of the Registrant.

(3)
Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.855, the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on July 29, 2026.